Cost of services, selling and administrative	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Cost of services, selling and administrative	Costs of services, selling and administrative

	Year ended September 30
	2024	2023
	$	$
Salaries and other employee costs[1]	9,156,779	8,870,235
Professional fees and other contracted labour	1,436,403	1,500,613
Hardware, software and data center related costs	866,883	827,613
Property costs	201,194	213,962
Amortization, depreciation and impairment (Note 24)	522,308	506,122
Other operating expenses	76,163	63,876
	12,259,730	11,982,421
[1]    Net of R&D and other tax credits of $134,911,000 in 2024 ($159,390,000 in 2023).